UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2009
Date of reporting period: December 31, 2008

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2008

Market Conditions

Unprecedented capital markets volatility roiled the municipal bond and money markets for much of the six-month reporting period. In response to mounting liquidity and credit problems, the government undertook a series of measures through the Federal Reserve and the Treasury. These measures incorporated a range of traditional and innovative steps taken to restore the orderly functioning of credit markets, including a reduction of the federal funds target rate to a range of 0.0 percent to 0.25 percent in mid-December. As of the end of the period, however, these efforts had met with limited success.

Against the backdrop of a slowing economy, municipal budgetary pressures began to become a more prominent concern, with governments seeking tax hikes and tightening belts in the face of significant taxpayer resistance. The pace of new issuance in the overall municipal market slowed, particularly after the credit meltdown in September, with new-issue volume falling nearly 26 percent in December and nine percent for the year. The slope of the municipal yield curve steepened during the fourth quarter with yields on short maturities hovering near historic lows and yields on 30-year high-grade issues reaching record high levels. The shift in yields was due in part to the ongoing flight to quality that pulled Treasury yields and short-term municipal bond yields sharply lower. In the tax-free money market, variable-rate yields fluctuated widely in the final months of the period.

While the broader market remained volatile and investor confidence remained low at the end of the reporting period, in our judgment, the short-term municipal market appeared to be headed in a more positive direction.

Performance Analysis

As of December 31, 2008, Active Assets Tax-Free Trust had net assets of approximately $9.9 billion and an average portfolio maturity of 20 days. For the six-month period ended December 31, 2008, the Fund provided a total return of 0.76 percent. For the seven-day period ended December 31, 2008, the Fund provided an effective annualized yield of 0.66 percent and a current yield of 0.66 percent, while its 30-day moving average yield for December was 0.49 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

Protecting the safety and liquidity of the Fund’s assets remained our first priority. In the recent turbulent markets, our emphasis has been on managing exposure to institutions under stress. To that end, we remained focused on tax-exempt securities, including Variable Rate Demand Obligations (VRDOs), where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions. We also identified and eliminated any securities insured by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/08
Variable Rate Municipal Obligations	77.9%
Investment Company	10.6
Municipal Notes	7.9
Tax-Exempt Commercial Paper	3.6

MATURITY SCHEDULE as of 12/31/08
1-30 Days	90.6%
31-60 Days	1.7
61-90 Days	0.8
91-120 Days	1.2
121+ Days	5.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site,

http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/08 –
	07/01/08	12/31/08	12/31/08
Actual (0.76% return)	$1,000.00	$1,007.60	$2.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.04	$2.19

@	Expenses are equal to the Fund’s annualized expense ratio of 0.43% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.44%.

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Short-Term Variable Rate Municipal Obligations (77.7%)
	Alabama
$28,900	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Ser 2006 B	1.09%	01/08/09	$28,900,000
70,000	Lower Alabama Gas District, Supply Ser 2007 A	1.20	01/08/09	70,000,000
131,500	Southeast Alabama Gas District, Supply Ser 2007 A	1.05	01/02/09	131,500,000
16,000	University of Alabama, Birmingham Hospital Ser 2008 B	1.50	01/08/09	16,000,000

	Alaska
	Alaska Housing Finance Corporation,
50,000	Home Mortgage Ser 2007 A	1.20	01/08/09	50,000,000
72,350	Home Mortgage Ser 2007 B	0.80	01/08/09	72,350,000
40,000	Valdez, Marine Terminal Exxon Pipeline Co Ser 1985	0.77	01/02/09	40,000,000

	Arizona
4,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	1.35	01/08/09	4,000,000
15,500	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	1.20	01/08/09	15,500,000

	California
23,400	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser B-1	0.78	01/08/09	23,400,000
25,000	California, Ser 2005 Eagle #20060098 Class A (FSA Insd)	2.11	01/08/09	25,000,000
17,190	California Department of Water Resources, Power Supply Ser 2002B Subser B-5	0.85	01/02/09	17,190,000
	California Educational Facilities Authority,
5,390	Stanford University Ser 2007 T-1 ROCs II-R Ser 9297	1.30	01/08/09	5,390,000
5,690	Stanford University Ser 2007 T-3 ROCs II-R Ser 8140	1.30	01/08/09	5,690,000
10,000	California Statewide Communities Development Authority, John Muir Health Ser 2008 A	0.75	01/02/09	10,000,000
30,000	Irvine Ranch Water District, Ser 2008 (COPs)	0.50	01/02/09	30,000,000
6,300	Los Angeles Department of Water & Power, Water System 2001 Ser B Subser B-2	0.90	01/02/09	6,300,000
20,050	Los Angeles Unified School District, Ser 2007 B Eagle #20070061 Class A (FSA Insd)	1.59	01/08/09	20,050,000
10,000	Metropolitan Water District of Southern California, Water 2000 Ser B-1	0.85	01/02/09	10,000,000

	Colorado
2,890	Aurora, The Children’s Hospital Association Ser 2008 C	0.80	01/08/09	2,890,000
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	1.20	01/08/09	12,000,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	1.25	01/08/09	6,255,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
	Colorado Health Facilities Authority,
$38,700	Catholic Health Initiatives Ser 2004 B-4	0.65%	01/08/09	$38,700,000
2,500	Evangelical Lutheran Good Samaritan Society Ser 2008	1.30	01/08/09	2,500,000
16,200	Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	1.40	01/08/09	16,200,000
50,000	Colorado Springs, Utilities System Sub Lien Ser 2006 B	1.15	01/08/09	50,000,000
45,000	Denver City & County, Ser 2008 A1 (COPs)	1.15	01/02/09	45,000,000
13,120	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	1.38	01/08/09	13,120,000
13,400	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	1.15	01/08/09	13,400,000

	Delaware
	Delaware Health Facilities Authority,
22,000	Christiana Care Health Services Ser 2008 A	0.95	01/02/09	22,000,000
5,000	Christiana Care Health Services Ser 2008 B	1.15	01/02/09	5,000,000
8,375	New Castle County, University Courtyard Apartments Ser 2005	1.40	01/08/09	8,375,000

	District of Columbia
15,000	District of Columbia, Washington Drama Society Ser 2008	1.10	01/08/09	15,000,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (FSA Insd)	1.90	01/08/09	5,935,000

	Florida
12,600	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 C	0.70	01/08/09	12,600,000
22,680	Florida Board of Education, Ser 2000 A Municipal Securities Trust Receipts Ser SGA 102	1.25	01/02/09	22,680,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	1.20	01/08/09	9,035,000
18,970	Gainesville, Utilities System 2007 Ser A	0.78	01/08/09	18,970,000
23,000	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Ser 2008 B-1	1.15	01/08/09	23,000,000
19,935	Jacksonville, Capital Projects Ser 2008 B	1.27	01/08/09	19,935,000
14,000	Lakeland, Energy System Ser 2008 A	0.70	01/08/09	14,000,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	1.38	01/08/09	39,000,000
110,000	Orlando Utilities Commission, Utility System Ser 2008	0.65	01/08/09	110,000,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (FSA Insd)	1.38	01/08/09	30,090,000

	Georgia
45,585	Atlanta, Airport Passenger Facility Charge Sub Ser 2004 C Eagle #720053030 Class A (FSA Insd)	2.17	01/08/09	45,585,000
1,882	Austin Trust, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Custody Receipts Ser 2008-1061 (FSA Insd)	1.75	01/08/09	1,882,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$17,220	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	0.85%	01/08/09	$17,220,000
	DeKalb Private Hospital Authority,
74,640	Children’s Healthcare of Atlanta Ser 2008	0.85	01/08/09	74,640,000
110,000	Children’s Healthcare of Atlanta Ser 2008 B	0.45	01/08/09	110,000,000
35,000	Children’s Healthcare of Atlanta Ser 2008 C	0.80	01/08/09	35,000,000
21,300	Egleston Children’s Health Care System Ser 1994 A & Ser 1995 B	0.75	01/08/09	21,300,000
11,000	Floyd County Development Authority, Berry College Ser 2006	0.85	01/08/09	11,000,000
64,965	Fulton County Development Authority, Children’s Healthcare of Atlanta Ser 2008 & 2008 B	0.80	01/08/09	64,965,000
24,515	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Inc Ser 2008 E, F & G	0.85	01/08/09	24,515,000
36,500	Georgia Municipal Electric Authority, General Sub Ser 1985 C	0.80	01/08/09	36,500,000
22,745	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.85	01/08/09	22,745,000
10,250	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	0.80	01/08/09	10,250,000
	Private Colleges & Universities Authority,
32,680	Emory University 2000 Ser B	0.35	01/08/09	32,680,000
37,260	Emory University Ser 2005 Ser B-2	0.80	01/08/09	37,260,000
16,000	Emory University Ser 2008 A	1.75	01/08/09	16,000,000

	Illinois
	Chicago,
20,000	Refg Ser 2007 E	1.08	01/02/09	20,000,000
8,925	Refg Ser 2007 F	1.10	01/02/09	8,925,000
17,400	Chicago Board of Education, Ser 2008 C Eagle #20080049 Class A (FSA Insd)	2.15	01/08/09	17,400,000
10,000	Chicago Second Lien Wastewater Transmission Subser 2008 C-2	1.15	01/02/09	10,000,000
24,870	Chicago Transit Authority, Ser 2008 A (COPs) ROCs II-R Ser 11551 (AGC Insd)	1.57	01/08/09	24,870,000
212,200	Cook County, Ser 2002 B	0.85	01/08/09	212,200,000
	Illinois Development Finance Authority,
3,800	Museum of Contemporary Art Ser 1994	0.80	01/08/09	3,800,000
2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.80	01/08/09	2,600,000
10,000	Illinois Educational Facilities Authority, University of Chicago Ser B-1	1.85	07/28/09	10,000,000
	Illinois Finance Authority,
188,650	Advocate Health Care Network Ser 2008 Subser B-4, C-1 & C-2B	0.73	01/08/09	188,650,000
33,115	Central DuPage Health Ser 2004 A	1.10	01/02/09	33,115,000
5,325	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	1.20	01/08/09	5,325,000
13,200	Dominican University Ser 2006	0.80	01/08/09	13,200,000
5,700	Northwest Community Hospital Ser 2008 B	0.75	01/08/09	5,700,000
22,260	Resurrection Health Care System Ser 2005 C	1.05	01/08/09	22,260,000
38,847	University of Chicago Ser 2008	1.00	01/08/09	38,847,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
	Illinois Toll Highway Authority,
$12,900	Toll Highway Senior Priority Ser 1998 A PUTTERs Ser 2754 (FSA Insd)	1.90%	01/08/09	$12,900,000
18,600	Toll Highway Senior Priority Ser 2006 A-2 Eagle #20070152 Class A (FSA Insd)	1.65	01/08/09	18,600,000

	Indiana
	Indiana Finance Authority,
30,000	Ascension Health Ser 2008 E-2	0.45	01/08/09	30,000,000
6,815	Correctional Facility Ser 2003 PUTTERS Ser 3073	1.20	01/08/09	6,815,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.72	01/08/09	11,500,000
11,000	Sisters of St Francis Health Services Inc Ser 2008 E	1.05	01/08/09	11,000,000
1,600	Sisters of St Francis Health Services Inc Ser 2008 I	0.67	01/08/09	1,600,000
3,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.85	01/08/09	3,000,000
30,000	Trinity Health Ser 2008 D-1 & D-2	1.00	01/08/09	30,000,000
27,910	Indiana Health Facility Financing Authority, Ascension Health Ser 2001 A	0.45	01/08/09	27,910,000
1,845	Indiana University Trustees, Ser 2008 A PUTTERs Ser 2494	1.20	01/08/09	1,845,000
6,900	St Joseph County, University of Notre Dame du Lac Ser 2005	0.60	01/08/09	6,900,000
10,125	St Joseph County Hospital Authority, Memorial Health System Ser 2007 ROCs II-R Ser 11601	1.35	01/08/09	10,125,000

	Iowa
9,225	Iowa Finance Authority, Northcrest Inc Ser 2006	1.20	01/08/09	9,225,000

	Kansas
3,840	Kansas Department of Transportation, Highway Ser 2004 A PUTTERs Ser 2969 (FSA Insd)	1.20	01/08/09	3,840,000

	Kentucky
479,660	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	1.05	01/02/09	479,660,000
6,650	Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	1.40	01/08/09	6,650,000

	Louisiana
50,000	Ascension Parish Industrial Development Board, IMTT-Geismar Ser 2007	0.85	01/08/09	50,000,000
36,400	East Baton Rouge Parish, Exxon Corp Ser 1993	0.77	01/02/09	36,400,000
9,898	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	1.28	01/08/09	9,898,000
20,690	Louisiana Public Facilities Authority, Tulane University Ser 2007 A-1 Eagle #20070056 Class A (BHAC Insd)	1.37	01/08/09	20,690,000

	Maine
18,700	Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser 2008	0.85	01/08/09	18,700,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE

	Maryland
$9,500	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.45%	01/08/09	$9,500,000
	Maryland Health & Higher Educational Facilities Authority,
8,200	Catholic Health Initiatives Ser 1997 B	0.83	01/08/09	8,200,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	1.48	01/08/09	7,125,000
22,370	Loyola College In Maryland Ser 2008	1.15	01/08/09	22,370,000
7,015	Suburban Hospital Ser 2008	0.85	01/08/09	7,015,000

	Massachusetts
50,000	MACON Trust, Massachusetts Health & Educational Facilities Authority Newbridge Charles Variable Ser 2007-343	1.30	01/08/09	50,000,000
	Massachusetts Bay Transportation Authority,
3,000	Assessment Ser 2008 ROCs II-R Ser 9303	1.35	01/08/09	3,000,000
18,520	Senior Sales Tax Ser 2008 A-1	0.75	01/08/09	18,520,000
52,500	Senior Sales Tax Ser 2008 A-2	0.70	01/08/09	52,500,000
9,765	Massachusetts Development Finance Agency, Wentworth Institute of Technology Ser 2008	1.48	01/08/09	9,765,000
31,300	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser-T-3	2.25	06/15/09	31,300,000

	Michigan
	Kent Hospital Finance Authority,
22,900	Metropolitan Hospital Ser 2005 B	1.05	01/08/09	22,900,000
20,000	Spectrum Health Ser 2008 B-1	0.67	01/08/09	20,000,000
23,000	Spectrum Health Ser 2008 B-3	0.68	01/08/09	23,000,000
	Michigan Hospital Finance Authority,
50,000	Ascension Health Ser 1999 B-2	0.80	01/08/09	50,000,000
45,500	Ascension Health Ser 1999 B-4	0.45	01/08/09	45,500,000
52,000	Ascension Health Ser 2008 B-2, B-4 & B-6	0.45	01/08/09	52,000,000
17,330	Henry Ford Health System Ser 2006 B	0.85	01/08/09	17,330,000
64,965	Henry Ford Health System Ser 2006 C	0.69	01/08/09	64,965,000
4,000	Trinity Health Credit Group Ser 2005 F	0.95	01/08/09	4,000,000
5,105	Trinity Health Credit Group Ser 2006 A	1.20	01/08/09	5,105,000
33,045	Michigan State University, Ser 2003 A	0.70	01/08/09	33,045,000
9,865	Milan Area Schools, Refg Ser 2002	1.15	01/08/09	9,865,000
37,000	University of Michigan Regents, General Ser 2008 A	0.82	01/02/09	37,000,000

	Minnesota
	Minneapolis,
5,800	Fairview Health Services Ser 2008 C	0.66	01/08/09	5,800,000
2,425	Fairview Health Services Ser 2008 D	0.75	01/08/09	2,425,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$13,000	Fairview Health Services Ser 2008 E	0.64%	01/08/09	$13,000,000
	Rochester,
69,450	Health Care Facilities Mayo Clinic Ser 2008 A & B	0.64	01/08/09	69,450,000
95,400	Health Care Facilities Mayo Foundation Ser 2002 A & B	0.55	01/08/09	95,400,000
31,255	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	1.23	01/08/09	31,255,000

	Mississippi
44,250	Jackson County, Chevron USA Inc Ser 1993	1.05	01/02/09	44,250,000
20,390	Mississippi Development Bank, Walnut Grove Youth Correctional Facility Ser 2008 A	1.20	01/08/09	20,390,000
70,600	Perry County, Leaf River Forest Products Inc Ser 2002	1.27	01/08/09	70,600,000

	Missouri
	Missouri Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	1.20	01/08/09	7,955,000
28,100	BJC Health System Ser 2008 B	0.95	01/08/09	28,100,000
8,000	BJC Health System Ser 2008 D	0.80	01/08/09	8,000,000
65,800	Sisters of Mercy Health System Ser 2008 D & E	1.20	01/08/09	65,800,000
16,700	Sisters of Mercy Health System Ser 2008 F	0.73	01/08/09	16,700,000
39,400	SSM Health Care Ser 2005 B ROCs II-R Ser 10314	1.42	01/08/09	39,400,000
3,505	Washington University Ser 2008 A ROCs II-R Ser 9300	1.35	01/08/09	3,505,000

	Nebraska
31,263	American Public Energy Agency, Gas Supply Ser 2005 A	1.20	01/08/09	31,263,000

	New Hampshire
	New Hampshire Health & Education Facilities Authority,
16,535	LRG Healthcare Ser 2006 B	1.40	01/08/09	16,535,000
61,335	University System of New Hampshire Ser 2005 A & B	1.20	01/02/09	61,335,000

	New Jersey
20,340	New Jersey Economic Development Authority, School Facilities Construction Ser 2005 O ROCs II-R Ser 437	1.34	01/08/09	20,340,000

	New Mexico
12,000	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-2	1.15	01/08/09	12,000,000
15,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.80	01/08/09	15,000,000

	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	1.65	01/08/09	15,260,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	1.65%	01/08/09	$7,250,000
10,375	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	1.15	01/08/09	10,375,000
8,595	JP Morgan Chase & Co, New York Convention Center Development Corp Ser 2005 PUTTERs Ser 3126 (BHAC Insd)	1.33	01/08/09	8,595,000
	Metropolitan Transportation Authority,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	1.37	01/08/09	24,445,000
40,000	Ser 2008 D Subser D-1	0.95	01/08/09	40,000,000
	New York,
23,900	Fiscal 2004 Ser H Subser H-4	1.00	01/02/09	23,900,000
2,500	Fiscal 2005 Ser O ROCs II-R Ser 11685	1.34	01/08/09	2,500,000
36,000	Fiscal 2008 Sub Ser D-4	1.10	01/08/09	36,000,000
8,700	Fiscal 2008 Sub Ser J-4	0.95	01/02/09	8,700,000
	New York City Industrial Development Agency,
80,960	One Bryant Park LLC Ser 2004 A	0.70	01/08/09	80,960,000
24,550	One Bryant Park LLC Ser 2004 B	0.95	01/02/09	24,550,000
	New York City Municipal Water Finance Authority,
41,100	Second General Fiscal 2007 Ser CC-1	0.95	01/02/09	41,100,000
3,900	Water & Sewer System Fiscal 2009 A ROCs II-R Ser 9301	1.34	01/08/09	3,900,000
13,405	Water & Sewer System PUTTERs Ser 3092	1.18	01/08/09	13,405,000
20,500	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 1 Subser 1DA	0.70	01/08/09	20,500,000
10,000	New York State Housing Finance Agency, 42nd & 10th Street Ser 2008 A	0.90	01/08/09	10,000,000
10,000	New York State Local Government Assistance Corporation, Ser 1993 A	0.70	01/08/09	10,000,000
13,330	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	1.18	01/08/09	13,330,000
	Triborough Bridge & Tunnel Authority,
21,755	Ser 2005 B-4	1.20	01/08/09	21,755,000
3,000	Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	1.47	01/08/09	3,000,000

	North Carolina
33,600	Charlotte, Carolinas HealthCare System Ser 2007 C	1.20	01/08/09	33,600,000
	Mecklenburg County,
6,295	Ser 2004 (COPs)	1.75	01/08/09	6,295,000
13,500	Ser 2008 A (COPs)	1.22	01/08/09	13,500,000
	New Hanover County,
5,000	New Hanover Regional Medical Center Ser 2008 A	0.80	01/08/09	5,000,000
3,000	New Hanover Regional Medical Center Ser 2008 B	0.60	01/08/09	3,000,000
97,650	North Carolina, Ser 2002 D & G	0.80	01/08/09	97,650,000
	North Carolina Medical Care Commission,
20,150	Duke University Health System Ser 2005 A	0.71	01/08/09	20,150,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$47,900	Duke University Health System Ser 2005 C	0.75%	01/08/09	$47,900,000
20,000	Firsthealth of the Carolinas Ser 2002	0.73	01/08/09	20,000,000
30,500	Novant Health Ser 2008 A	0.70	01/08/09	30,500,000
15,000	Wake Forest University Health Sciences Ser 2008 D	1.10	01/02/09	15,000,000
40,000	Winston-Salem, Water & Sewer System Ser 2007 B	0.71	01/08/09	40,000,000

	Ohio
8,500	Cleveland, Water 2008 Ser Q	1.20	01/08/09	8,500,000
	Columbus,
14,200	Sewer Ser 2008 B	0.95	01/08/09	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	1.20	01/08/09	1,400,000
78,900	Franklin County, Ohio Health Corp Ser 2008 A	0.71	01/08/09	78,900,000
	Montgomery County,
15,000	Catholic Health Initiatives Ser 2006 B-1	0.60	01/08/09	15,000,000
20,000	Catholic Health Initiatives Ser 2006 B-2	0.70	01/08/09	20,000,000
20,000	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Ser 2008 B-1	1.00	01/02/09	20,000,000
20,000	Ohio State Higher Education Facilities, Cleveland Clinic Ser 2008 B-4	1.00	01/02/09	20,000,000

	Oklahoma
170	Oklahoma Development Finance Authority, Inverness Village Ser 2007 A	1.15	01/08/09	170,000

	Oregon
36,500	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	0.80	01/08/09	36,500,000
24,175	Medford Hospital Facilities Authority, Asante Health System Ser 2008	0.65	01/08/09	24,175,000
	Oregon Facilities Authority,
30,000	Lewis & Clark College Ser 2008 A	1.25	01/08/09	30,000,000
31,810	PeaceHealth Ser 2008 A & B	0.75	01/08/09	31,810,000
54,805	Oregon Health Sciences University, OSHU Medical Group Ser 2004 A	0.91	01/08/09	54,805,000

	Pennsylvania
15,000	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	0.80	01/02/09	15,000,000
57,300	Allegheny County Hospital Development Authority, Presbyterian-University Health System Inc Ser 1990 A, B, C & D	1.00	01/08/09	57,300,000
10,045	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002	1.28	01/08/09	10,045,000
	Bucks County Industrial Development Authority,
4,000	Grand View Hospital Ser 2008 A	1.20	01/08/09	4,000,000
5,000	Grand View Hospital Ser 2008 B	1.08	01/08/09	5,000,000
1,100	Pennswood Village Ser 2007 A	1.40	01/08/09	1,100,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$28,900	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	1.10%	01/08/09	$28,900,000
	Delaware Valley Regional Finance Authority,
95,700	Local Government Ser 1986	0.85	01/08/09	95,700,000
16,390	Local Government Ser 2007 C Municipal Securities Trust Receipts Ser 2007 C SGC-20 Class A	1.25	01/08/09	16,390,000
15,765	Local Government Ser 2007 C Municipal Securities Trust Receipts Ser 2007 SGC-15 Class A	1.27	01/08/09	15,765,000
6,050	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	1.08	01/08/09	6,050,000
35,000	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	0.80	01/08/09	35,000,000
	Pennsylvania Turnpike Commission,
48,750	2002 Ser A-2 & A-3	0.75	01/08/09	48,750,000
30,000	Ser 2008 B-1	1.08	01/08/09	30,000,000
30,000	Ser 2008 B-2	1.20	01/08/09	30,000,000
	RBC Municipal Products Trust Inc,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2008 Floater Certificates Ser E-11	1.30	01/08/09	8,000,000
7,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	1.30	01/08/09	7,000,000
	Southcentral Pennsylvania General Authority,
4,000	WellSpan Health Ser 2008 A ROCs II-R Ser 11686	1.35	01/08/09	4,000,000
3,200	WellSpan Health Ser 2008 B	0.67	01/08/09	3,200,000
5,300	WellSpan Health Ser 2008 D	0.72	01/08/09	5,300,000
8,585	Washington County Authority, Girard Estate Ser 1999	1.05	01/08/09	8,585,000

	Rhode Island
24,925	Rhode Island Health & Educational Building Corporation, Brown University Ser 2001 B	0.85	01/08/09	24,925,000

	South Carolina
10,425	South Carolina Educational Facilities Authority, Charleston Southern University Ser 2003	1.20	01/08/09	10,425,000
20,125	Spartanburg Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	0.75	01/08/09	20,125,000

	South Dakota
10,000	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.95	01/08/09	10,000,000

	Tennessee
9,200	Chattanooga Health Educational & Housing Facility Board, The Baylor School Ser 2004	0.85	01/08/09	9,200,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$28,240	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	0.85%	01/08/09	$28,240,000
8,400	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	0.85	01/08/09	8,400,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
4,195	Ensworth School Ser 2002	0.85	01/08/09	4,195,000
6,995	Mary Queen of Angels Inc Ser 2000	1.27	01/08/09	6,995,000
	Montgomery County Public Building Authority,
29,750	Pooled Financing Ser 1997 & Ser 1999	1.20	01/08/09	29,750,000
50,000	Pooled Financing Ser 2006	1.10	01/02/09	50,000,000
	Shelby County Health Educational & Housing Facilities Board,
35,000	Methodist Le Bonheur Healthcare Ser 2008 A	1.00	01/08/09	35,000,000
1,600	Trezevant Manor Ser 2007 A	1.25	01/08/09	1,600,000

	Texas
	Austin Trust,
31,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162 & Ser 2008-1163	1.20	01/08/09	31,500,000
21,995	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	1.04	01/08/09	21,995,000
10,570	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	1.20	01/08/09	10,570,000
4,000	Texas State Transportation Commission Mobility Fund Ser 2008 Custody Receipts Ser 2008-1204	1.20	01/08/09	4,000,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	1.20	01/08/09	31,000,000
	Dallas Area Rapid Transit,
7,000	Sales Tax Ser 2008 Eagle #20080017 Class A	1.35	01/08/09	7,000,000
5,000	Sales Tax Ser 2008 ROCs II-R Ser 11541	1.22	01/08/09	5,000,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	1.33	01/08/09	11,500,000
374,420	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-1, C-2, C-3 & C-4	0.95	01/02/09	374,420,000
990	Harris County Flood Control District, Ser 2007 PUTTERs Ser 2542	1.20	01/08/09	990,000
	Harris County Health Facilities Development Corporation,
40,500	Baylor College of Medicine Ser 2007 B	1.10	01/08/09	40,500,000
71,900	Methodist Hospital System Ser 2008 A-1 & A-2	0.95	01/02/09	71,900,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.80	01/08/09	15,200,000
10,035	Houston, Water & Sewer System Ser 2002 A PUTTERS Ser 2786 (FSA Insd)	1.90	01/08/09	10,035,000
4,950	Houston Independent School District, Ser 2008 Eagle #20080018 Class A	1.35	01/08/09	4,950,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$22,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.70%	02/15/09	$22,000,000
11,205	Rockwall Independent School District, Ser 2001 PUTTERs Ser 2766 (PSF Insd)	1.11	01/02/09	11,205,000
	Tarrant County Cultural Education Facilities Finance Corporation,
29,400	Methodist Hospitals of Dallas Ser 2008 B	0.95	01/08/09	29,400,000
40,975	Scott White Memorial Hospital Ser 2008	1.05	01/08/09	40,975,000
15,925	Texas Health Resources System Ser 2008 B	0.40	01/08/09	15,925,000
6,275	Texas Health Resources System Ser 2008 G	1.00	01/02/09	6,275,000
	Texas Transportation Commission,
1,145	Mobility Fund Ser 2005-A PUTTERs Ser 2491	1.20	01/08/09	1,145,000
4,200	Mobility Fund Ser 2007 PUTTERs Ser 2492	1.20	01/08/09	4,200,000
8,400	Mobility Fund Ser 2008 PUTTERs Ser 2615	1.20	01/08/09	8,400,000
1,800	Mobility Fund Ser 2008-A PUTTERs Ser 2490	1.20	01/08/09	1,800,000
40,000	Travis County Health Facilities Development Corporation, Longhorn Village Ser 2008 B	1.10	01/08/09	40,000,000
	University of Texas Regents,
19,370	Permanent University Fund Ser 2008 A	0.65	01/08/09	19,370,000
21,500	Permanent University Fund Ser 2008 A	0.70	01/08/09	21,500,000

	Utah
58,700	Central Utah Water Conservancy District, Ser 2008 A	0.91	01/08/09	58,700,000
	Murray City,
43,500	IHC Health Services Inc Ser 2003 A	0.80	01/02/09	43,500,000
64,000	IHC Health Services Inc Ser 2003 B	0.80	01/08/09	64,000,000
26,500	IHC Health Services Inc Ser 2005 C	1.10	01/02/09	26,500,000
20,000	IHC Health Services Inc Ser 2005 D	1.17	01/02/09	20,000,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	0.81	01/08/09	34,900,000

	Vermont
16,455	Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B	1.25	01/08/09	16,455,000
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	1.20	01/08/09	11,000,000

	Virginia
17,900	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	0.85	01/08/09	17,900,000
	Fairfax County Industrial Development Authority,
59,000	Inova Health System Foundation Ser 1988 A, 1998 B & 2000	0.45	01/08/09	59,000,000
6,650	Inova Health System Foundation Ser 2005 A-1	0.68	01/08/09	6,650,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	0.45	01/08/09	41,100,000
34,275	Stafford County Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	1.20	01/08/09	34,275,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE(b)	VALUE
$20,000	Virginia Small Business Financing, Carilion Clinic Ser 2008 B	1.10%	01/02/09	$20,000,000

	Washington
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA Insd)	1.25	01/08/09	9,675,000
43,000	King County, Sewer Ser 2007 Eagle #20070084 Class A (FSA Insd)	2.16	01/08/09	43,000,000
	Washington Health Care Facilities Authority,
10,225	PeaceHealth Ser 2008 B	0.80	01/08/09	10,225,000
64,000	Swedish Health Services Ser 2006	1.00	01/08/09	64,000,000
8,000	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	1.43	01/08/09	8,000,000

	Wisconsin
28,300	Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee Ser 2007	0.80	01/08/09	28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $7,666,610,000)			7,666,610,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Tax-Exempt Commercial Paper (3.6%)
	Florida
30,000	Hillsborough County, Ser 2002 A	1.70%	03/19/09	1.70%	30,000,000

	Illinois
12,000	Illinois Development Finance Authority, Loyola University of Chicago Ser 2008	1.75	01/06/09	1.75	12,000,000

	Indiana
25,000	Purdue University, Ser 2008-02	0.95	01/05/09	0.95	25,000,000

	Maryland
	Maryland Health & Higher Educational Facilities Authority,
17,000	Johns Hopkins University Ser B	0.40	01/05/09	0.40	17,000,000
3,725	Johns Hopkins University Ser B	0.50	01/08/09	0.50	3,725,000

	Massachusetts
	Massachusetts Health & Educational Facilities Authority,
2,000	Harvard University Ser EE	0.45	01/05/09	0.45	2,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
$22,200	Harvard University Ser EE	0.40%	01/05/09	0.40%	$22,200,000
20,000	Harvard University Ser EE	1.63	02/05/09	1.63	20,000,000
20,000	Harvard University Ser EE	1.80	02/05/09	1.80	20,000,000
51,048	Harvard University Ser EE	0.45	01/06/09	0.45	51,048,000

	Tennessee
10,000	Tennessee School Bond Authority, Higher Educational Facilities Ser 1997 A	0.70	01/16/09	0.70	10,000,000

	Texas
30,000	Dallas Area Rapid Transit, Senior Sub Lien Ser 2001	0.75	01/06/09	0.75	30,000,000
30,000	Houston, Ser E-1	0.65	01/07/09	0.65	30,000,000
14,000	San Antonio, Water System Ser 2001 A	0.80	01/08/09	0.80	14,000,000
13,000	Texas A&M University, Financing System Ser B	1.55	02/05/09	1.55	13,000,000
	University of Texas Regents,
25,480	Financing System Ser 2002 A	0.40	01/08/09	0.40	25,480,000
7,000	Financing System Ser 2002 A	1.65	02/05/09	1.65	7,000,000

	Wisconsin
20,450	Wisconsin Health & Educational Facilities Authority, Hospital Sisters Services Inc Ser 2008 B	1.75	01/12/09	1.75	20,450,000

	Total Tax-Exempt Commercial Paper (Cost $352,903,000)				352,903,000

	Short-Term Municipal Notes (7.9%)
	Idaho
34,000	Idaho, Ser 2008 TANs, dtd 07/01/08	3.00	06/30/09	1.72	34,210,837

	Indiana
20,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 06/24/08	3.00	05/28/09	1.60	20,111,128

	Kansas
60,000	Wichita, Renewal & Improvement Temporary Notes Ser 224, dtd 08/19/08	3.00	02/19/09	1.50	60,118,878

	Massachusetts
6,000	New Bedford, Ser 2008 RANs, dtd 09/19/08	2.75	06/30/09	2.30	6,013,120
16,000	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 08/01/08	3.00	07/30/09	2.47	16,047,670

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
$11,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 06/27/08	3.25%	06/26/09	2.75%	$11,025,796

	Missouri
10,000	St Louis, General Fund Ser 2008 TRANs, dtd 07/01/08	3.25	06/30/09	1.77	10,071,703

	New Jersey
4,000	Galloway Township, Ser 2008 BANs, dtd 09/12/08	3.00	09/11/09	2.06	4,025,522

	New York
20,000	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 09/22/08	2.75	06/30/09	2.14	20,059,317
20,000	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 07/09/08	4.00	06/24/09	2.40	20,148,944
4,750	Poughkeepsie Town, Ser 2008 BANs, dtd 09/11/08	2.75	03/20/09	1.90	4,758,600

	Ohio
35,000	American Municipal Power – Ohio Inc, Prairie Street Ser 2008 BANs, dtd 04/02/08	3.50	04/01/09	2.25	35,103,795
4,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 08/12/08	2.50	05/19/09	1.75	4,011,217
4,000	Lucas County, Ser 2008 BANs, dtd 07/30/08	3.00	07/30/09	1.70	4,029,412

	Oregon
56,000	Oregon, Ser 2008 A TANs, dtd 07/01/08	3.00	06/30/09	1.70	56,352,800

	South Carolina
20,000	Charleston County School District, Ser 2008 TANs, dtd 07/31/08	2.50	04/01/09	1.50	20,048,836
62,000	South Carolina Association of Governmental Organizations, Ser 2008 A (COPs), dtd 07/17/08	3.00	04/15/09	1.54	62,254,601
45,000	South Carolina Association of Governmental Organizations, Ser 2008 A (COPs), dtd 09/10/08	3.00	03/02/09	1.53	45,108,780

	Texas
30,000	Harris County, Ser 2008 TANs, dtd 09/17/08	3.00	02/26/09	1.95	30,047,393
	Texas,
200,000	Ser 2008 TRANs, dtd 08/28/08	3.00	08/28/09	1.62	201,778,422
40,000	Ser 2008 TRANs, dtd 08/28/08	3.00	08/28/09	1.63	40,353,065

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Wisconsin
$70,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08	3.00%	06/15/09	1.70%	$70,405,408

	Total Short-Term Municipal Notes (Cost $776,085,244)				776,085,244

NUMBER OF
SHARES (000)

	Investment Company (c) (10.6%)
1,048,700	Morgan Stanley Institutional Liquidity Funds - Government Portfolio – Institutional Class (Cost $1,048,700,000)				1,048,700,000

	Total Investments (Cost $9,844,298,244) (d)			99.8%	9,844,298,244

	Other Assets in Excess of Liabilities			0.2	20,994,833

	Net Assets			100.0%	$9,865,293,077

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
STARS	Short-Term Adjustable Rate Securities.
TANs	Tax Anticipation Notes.
TRANs	Tax Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at December 31, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
PSF	Texas Permanent School Fund Guarantee Program.

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statement of Assets and Liabilities
December 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $8,795,598,244)	$8,795,598,244
Investment in affiliate, at value (cost $1,048,700,000)	1,048,700,000
Cash	15,612
Receivable for:
Interest	21,990,665
Dividends from affiliate	803,087
Prepaid expenses and other assets	1,764,668

Total Assets	9,868,872,276

Liabilities:
Payable for:
Investment advisory fee	1,686,802
Distribution fee	879,980
Administration fee	439,990
Transfer agent fee	148,004
Shares of beneficial interest redeemed	100,896
Accrued expenses and other payables	323,527

Total Liabilities	3,579,199

Net Assets	$9,865,293,077

Composition of Net Assets:
Paid-in-capital	$9,865,386,942
Accumulated undistributed net investment income	248,308
Accumulated net realized loss	(342,173)

Net Assets	$9,865,293,077

Net Asset Value Per Share 9,865,393,784 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

Statement of Operations
For the six months ended December 31, 2008 (unaudited)

Net Investment Income:
Income
Interest	$95,734,110
Dividends from affiliate	5,391,210

Total Income	101,125,320

Expenses
Investment advisory fee	12,200,850
Distribution fee	5,281,247
Administration fee	2,640,623
Mutual fund insurance (Note 10)	1,232,390
Transfer agent fees and expenses	945,824
Custodian fees	307,115
Registration fees	266,329
Trustees’ fees and expenses	84,599
Shareholder reports and notices	73,551
Professional fees	51,224
Other	228,250

Total Expenses	23,312,002
Less: expense offset	(62,515)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(597,418)

Net Expenses	22,652,069

Net Investment Income	78,473,251
Net Realized Loss	(339,247)

Net Increase	$78,134,004

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$78,473,251	$212,715,668
Net realized gain (loss)	(339,247)	642,753

Net Increase	78,134,004	213,358,421

Dividends and Distributions to Shareholders from:
Net investment income	(78,968,350)	(212,046,732)
Net realized gain	—	(644,898)

Total Distributions and Distributions	(78,968,350)	(212,691,630)

Net increase (decrease) from transactions in shares of beneficial interest	(1,488,688,450)	5,200,369,998

Net Increase (Decrease)	(1,489,522,796)	5,201,036,789
Net Assets:
Beginning of period	11,354,815,873	6,153,779,084

End of Period (Including accumulated undistributed net investment income of $248,308 and $743,407, respectively)	$9,865,293,077	$11,354,815,873

See Notes to Financial Statements

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited)

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no tax provision for federal income is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2008, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class with

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited) continued

respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class. For the six months ended December 31, 2008, advisory fees paid were reduced by $597,418 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $5,391,210 for the six months ended December 31, 2008. For the six months ended December 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class aggregated $2,655,600,000 and $1,606,900,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2008, aggregated $17,188,110,901 and $18,901,464,677, respectively. Included in the aforementioned transactions are purchases and sales of $1,055,232,000 and $335,860,000, respectively, with other Morgan Stanley funds.

During the month of September 2008, in order to provide liquidity to meet shareholder redemptions, an affiliate of the Adviser purchased certain securities from the Fund at amortized cost plus accrued interest with a face value of $510,215,000. While these securities remained eligible to be held by the Fund, in order to provide the Fund with needed liquidity, the Adviser sought and received “no action” relief from the SEC staff. There were no reliable market quotes by which gains/losses could be estimated for the Fund’s affiliated sales. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, had no impact to the Fund’s net asset value per share or net investment income.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,984. At December 31, 2008, the Fund had an accrued pension liability of $60,364 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited) continued

options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONHTS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Shares sold	20,276,584,818	42,995,860,094
Shares issued in reinvestment of dividends	78,902,746	212,028,831

	20,355,487,564	43,207,888,925
Shares redeemed	(21,844,176,014)	(38,007,518,927)

Net increase (decrease) in shares outstanding	(1,488,688,450)	5,200,369,998

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

8. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited) continued

would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$9,844,298,244	$1,048,700,000	$8,795,598,244	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instrument and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

10. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of

Active Assets Tax-Free Trust
Notes to Financial Statements -   December 31, 2008 (unaudited) continued

close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission (“SEC”). To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Fund has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

Active Assets Tax-Free Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008		2008			2007	2006	2005	2004
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00			$1.00	$1.00	$1.00	$1.00

Net income from investment operations	0.008		0.026			0.032	0.025	0.013	0.005
Less dividends from net investment income	(0.008)		(0.026)		(a)	(0.032)	(0.025)	(0.013)	(0.005)

Net asset value, end of period	$1.00		$1.00			$1.00	$1.00	$1.00	$1.00

Total Return	0.76%(b	)	2.60%			3.22%	2.53%	1.32%	0.50%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.43%(c	)(d)	0.42%(d	)		0.45%	0.47%	0.49%	0.48%
Net investment income	1.49%(c	)(d)	2.42%(d	)		3.19%	2.57%	1.30%	0.50%
Supplemental Data:
Net assets, end of period, in millions	$9,865		$11,355			$6,154	$4,637	$2,857	$2,858

(a)	Includes capital gain distribution of less than $0.001.
(b)	Not Annualized.
(c)	Annualized.
(d)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class during the period. The rebate had an effect of 0.01% for the period ended December 31, 2008 and an effect of less than 0.005% for the year ended June 30, 2008.

See Notes to Financial Statements

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2008

AATSAN
IU09-00658P-Y12/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Tax-Free Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

3